Note Payable	3 Months Ended
Mar. 31, 2025
Notes Payable [Abstract]
Mortgage Notes Payable Disclosure [Text Block]

7. Note Payable

Stock Purchase Agreement and Financing

On January 23, 2025, in connection with the Company securing financing (the “Financing”), the Company entered into a stock purchase agreement (the “January 2025 SPA”) with a purchaser (the “Purchaser”), which provides for the sale to the Purchaser of all of the issued and outstanding shares of capital stock (the “Ryvyl EU Shares”) of the Company’s indirect subsidiary domiciled in Bulgaria, Ryvyl (EU) EAD (“Ryvyl EU”), by Transact Europe Holdings EOOD, the Company’s wholly owned subsidiary, also domiciled in Bulgaria (“Transact Europe”) for an aggregate purchase price of $15.0 million (the “Financing Purchase Price”). Under the terms of the January 2025 SPA, the Company was required to use $13.0 million of the net proceeds raised in the Financing to pay the First Installment of the Repurchase Agreement related to our outstanding Note (see Note 8, Long Term-Debt, Net below).

On January 23, 2025, the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025). If the January 2025 SPA was terminated as a result of such payment by the Company, the Ryvyl EU Shares would not be sold to the Purchaser and would be returned to Transact Europe and the January 2025 SPA would be void and of no further effect, except for some provisions that survive termination. In the event that the January 2025 SPA was not so terminated, then the Purchaser would close on its purchase of the Ryvyl EU Shares; provided, however, if the Purchaser is unable to close for any reason other than the Company’s breach, including the inability to obtain any regulatory clearances required for such transfer, then the Company is liable for damages in the amount of $16.5 million. In the event that the Purchaser is unable to close on the transfer of the Ryvyl EU Shares, as a result of the Company’s breach, then the Company is liable for damages in an amount equal to the appraised value of the Ryvyl EU Shares.

The Company analyzed the terms of the January 2025 SPA and Termination Agreement and determined that they should be accounted for together as a single transaction, as neither agreement would have been entered into without the other and the exercise of each party’s rights under each agreement would result in the termination of each party’s rights under the other agreement (i.e., the January 2025 SPA will be void and of no further effect if the Company exercises its termination rights under the Termination Agreement, and the Termination Agreement will be void and of no further effect in the event that the January 2025 SPA is not so terminated and the Purchaser closes on its purchase of the Ryvyl EU Shares). Further, the Company determined that the terms of the agreements, in particular the Company’s unilateral termination right, were such that the Company would not be considered to have surrendered control of the Ryvyl EU Shares until the termination deadline passes and, therefore, the substance of the transaction effectively represented short-term secured debt (rather than a true sale), akin to a repurchase agreement in which a seller-borrower of securities sells those securities to a buyer-lender with an agreement to repurchase them at a stated price plus interest at a specified date or in specified circumstances, which would be accounted for as a collateralized borrowing, in accordance with ASC 860-30, Transfers and Servicing – Secured Borrowing and Collateral. As such, the Company has accounted for the transaction as a secured borrowing by recognizing the Financing Purchase Price as cash in the accompanying condensed consolidated balance sheets, recording an obligation (liability) to return the cash to the Purchaser, and recognizing the difference between the Financing Purchase Price and $16.5 million termination payment as interest expense over the 90-day period from the date of execution of the January 2025 SPA to the termination deadline. For the three months ended March 31, 2025, the Company recorded $1.1 million of interest expense in connection with the note payable.

Based on the same facts and circumstances, the Company also determined that the pre-funded sale of Ryvyl EU did not meet the held-for-sale criteria as of March 31, 2025, in accordance with ASC 360, Property, Plant, and Equipment. As such, Ryvyl EU’s assets and liabilities as of March 31, 2025, and results of operations for all periods presented are classified as held and used in the condensed consolidated financial statements. Subsequent to March 31, 2025, the Company and the Purchaser entered into a modification of the January 2025 SPA and, on May 14, 2025, the Purchaser notified the Company that it would proceed with the acquisition of the Ryvyl EU Shares. See Note 16, Subsequent Events, for additional information.